Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 10,232,815	$ 9,750,445
Less: accumulated depreciation	(6,664,765)	(6,050,480)
Property, plant and equipment, net	$ 3,568,050	3,699,965
Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	20 years
Subtotal	$ 7,594,735	7,304,936
Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	2,007,399	1,896,976
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	67,374	73,703
Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	527,336	474,830
Construction-in-progress [Member]
Schedule of Property and Equipment, Net [Line Items]
Subtotal	$ 35,971
Minimum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Minimum [Member] | Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Minimum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	10 years
Maximum [Member] | Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years
Maximum [Member] | Office and electric equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Useful life	5 years